Income Tax	6 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 17. INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gains. Additionally, upon payments of dividends to the shareholders, no withholding tax will be imposed.

British Virgin Islands

Under the current laws of the BVI, an entity incorporated in the BVI are not subject to tax on income or capital gains.

Hong Kong

In accordance with the relevant tax laws and regulations in Hong Kong, a company with trading activities in Hong Kong is subject to Profits Tax within Hong Kong at the applicable tax rate on its assessable profits. In March 2018, the Hong Kong government introduced a two-tiered Profits Tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered Profits Tax rate regime, the first HK$2.0 million of assessable profits of qualifying entity is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018/19. According to the relevant policy, if no election of the qualifying entity has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to the Profits Tax at the rate of 16.5%. The Group had elected Shine Union to have its qualifying profits of HK$2.0 million charged at half rate. Under the current laws of Hong Kong, payments of dividends are not subject to withholding tax.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2024 and March 31, 2025, the Group did not have any significant unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended March 31, 2024 and 2025, the Group did not have any significant interest or penalties related to potential underpaid income tax expenses. The Group’s major tax jurisdiction is Hong Kong. Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, if in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment.

Income tax expenses consisted of the following:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Current income tax expenses	1,322,227	795,535
Deferred income tax benefit	(346,058)	(435,768)
Income tax expenses	976,169	359,767

Income (loss) before income tax expenses for the six months ended March 31, 2024 and 2025 is attributable to the following geographic locations:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Hong Kong	7,124,061	4,514,297
Foreign	3,975,977	(8,681,998)
Income before income tax expenses	11,100,038	(4,167,701)

The tax on the Group’s income before income tax expenses differs from the theoretical amount that would arise using the enacted tax rate of the companies comprising the Group can be reconciled as follows:

		For the Six Months Ended March 31,
		2024	2025
		HK$	HK$
Income tax expenses calculated at Hong Kong Profits Tax rate		1,831,508	(687,672)
Income not taxable for tax purposes		(1,268,395)	(104,596)
Expenses not deductible for tax purposes	(A)	598,351	11,082
Prior year true up		(20,295)	(197,255)
Effect of preferential tax rates in Hong Kong		(165,000)	(165,000)
Impact of different tax rates in other jurisdictions		—	1,503,208
Income tax expenses		976,169	359,767

(A)	Mainly relate to non-deductible listing expenses.

Deferred tax assets and liabilities, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Deferred tax assets:
Decelerated tax depreciation of property and equipment	18,447	—
Provision for allowance for credit loss	1,126,455	1,159,950
Operating lease liabilities	770,659	653,528
Total deferred tax assets	1,915,561	1,813,478
Net off against deferred tax liabilities	(1,707,859)	(1,601,725)
Net deferred tax assets	207,702	211,753

Deferred tax liabilities:
Accelerated tax depreciation of property and equipment	(1,368,917)	(948,197)
Operating lease ROU assets, net	(770,659)	(653,528)
Total deferred tax liabilities	(2,139,576)	(1,601,725)
Net off against deferred tax assets	1,707,859	1,601,725
Net deferred tax liabilities	(431,717)	—

A reconciliation of the movement in the beginning and ending net deferred tax assets (liabilities) is as follows:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Balance at beginning of the period	(50,156)	(224,015)
Deferred income tax benefit	346,058	435,768
Balance at end of the period	295,902	211,753